SHARE CAPITAL (Schedule of stock options outstanding and exercisable) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.53	$ 0.53	$ 0.84
Number of options outstanding	5,375,000	5,425,000	1,100,000
May 13, 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.53
Number of options outstanding	5,375,000
Number of options exercisable	3,583,333
Weighted average remaining life, outstanding and exercisable	1 year 1 month 13 days